CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 6,728		$ 6,206
Ordinary shares, par value		1		1
Ordinary shares, authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, issued	69,749,722	69,749,722	68,275,245	68,275,245
Ordinary shares, outstanding	59,252,342	59,252,342	60,096,547	60,096,547
Treasury shares	10,499,268	10,499,268	8,181,586	8,181,586